Capital Stock and Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2023
Capital Stock and Changes in Capital Accounts
Schedule of share-based compensation restricted stock and restricted stock units activity
Number of Shares
Weighted Average
Grant Date Price
Outstanding at December 31, 2021 9,514,649 $ 2.83
Granted
1,470,000

4.15
Vested
(3,118,060)

2.84
Outstanding at June 30, 2022
7,866,589
$ 3.06
Outstanding at December 31, 2022 7,866,589 $ 3.07
Granted 1,750,000 4.54
Vested (2,822,753) 3.05
Outstanding at June 30, 2023 6,793,836 $ 3.45